Acquisition of PDC Energy, Inc. (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the provisional fair values assigned to assets acquired and liabilities assumed:

At August 7, 2023
Current assets	$630
Properties, plant and equipment	10,487
Other assets	118
Total assets acquired	11,235
Current liabilities	1,376
Long-term debt	1,473
Deferred income tax	1,397
Other liabilities	469
Total liabilities assumed	4,715
Purchase Price	$6,520